FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 CAD	Dec. 31, 2013 CAD	Dec. 31, 2012 CAD	Dec. 31, 2014 Commodity Derivative Instruments USD ($)	Dec. 31, 2014 Commodity Derivative Instruments CAD	Dec. 31, 2013 Commodity Derivative Instruments USD ($)	Dec. 31, 2013 Commodity Derivative Instruments CAD	Dec. 31, 2012 Commodity Derivative Instruments USD ($)	Dec. 31, 2012 Commodity Derivative Instruments CAD
Fair value of derivative financial instruments
Change in fair value gain/(loss)					230,898		(68,498)		73,632
Net realized cash gain/(loss)					3,475		26,628		18,363
Commodity derivative instruments gain/(loss)	234,373	(41,870)	91,995	$ 234,373		$ (41,870)		$ 91,995